ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended
Apr. 30, 2024
ACCRUED LIABILITIES AND OTHER PAYABLES
Summary of accrued liabilities and other payables

	April 30, 2024	October 31, 2023
Accrued professional service fees	$276,238	$364,840
Expenses paid by employees on the Company’s behalf	211,441	—
Expenses paid by third party on the Company’s behalf	375,653	—
Other	68,963	116,961
	$932,295	$481,801